Total
Boston Trust Asset Management Fund
Boston Trust Asset Management Fund
Investment Goals
The Boston Trust Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Asset Management Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Asset Management Fund Boston Trust Asset Management Fund Shares
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Asset Management Fund Boston Trust Asset Management Fund Shares
Management Fee	0.72%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total annual Fund operating expenses	0.82%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund Shares | USD ($)	84	262	455	1,014

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 24.76% of the average value of its portfolio excluding the impact of in-kind transactions.

Principal Investment Strategies

The Fund invests in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden Inc.’s (the “Adviser”) assessment of the economic and market outlook and the relative attractiveness of stocks, bonds, and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., increased disclosure of salient ESG risks and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers. Unlike other funds managed by the Adviser, the Fund is not subject to ESG screening criteria.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q2019	1Q2020
10.75%	(15.19)%
For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 7.22%.
Average Annual Total Returns (as of December 31, 2023)
Average Annual Total Returns - Boston Trust Asset Management Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Boston Trust Asset Management Fund Shares	13.72%	9.88%	8.17%	8.10%	Dec. 01, 1995
Boston Trust Asset Management Fund Shares | After Taxes on Distributions	12.03%	8.92%	7.17%	7.10%	Dec. 01, 1995
Boston Trust Asset Management Fund Shares | After Taxes on Distributions and Sales	9.26%	7.77%	6.44%	6.62%	Dec. 01, 1995
S&P 500® Index (reflects no deduction for fees, expenses or taxes) One	26.29%	15.69%	12.03%	9.64%	Dec. 01, 1995
Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) One	5.72%	1.41%	1.97%	4.30%	Dec. 01, 1995
Bloomberg U.S. Treasury Bellwethers: 3 Month (reflects no deduction for fees, expenses or taxes) Two	5.16%	1.92%	1.28%	2.30%	Dec. 01, 1995

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Boston Trust Asset Management Fund | Risk Lose Money [Member]
You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Asset Management Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Asset Management Fund | Market Risk
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Asset Management Fund | Equity Risk
Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Asset Management Fund | Small and Mid Cap Company Risk

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Asset Management Fund | Interest Rate Risk

Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase. Interest rates have been rising and may continue to rise further. Consequently, the risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

Boston Trust Asset Management Fund | Credit Risk
Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund’s portfolio.
Boston Trust Asset Management Fund | Government Risk

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Boston Trust Asset Management Fund | Foreign Investment Risk

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards. The departure of a country from the European Union or other economic or trading bloc could have significant political and financial consequences for global markets.

Boston Trust Asset Management Fund | Management Risk

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Asset Management Fund | ESG Integration/Active Ownership Risk

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Asset Management Fund | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Boston Trust Equity Fund
Boston Trust Equity Fund
Investment Goals
The Boston Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Equity Fund Boston Trust Equity Fund Shares
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Equity Fund Boston Trust Equity Fund Shares
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total annual Fund operating expenses	0.85%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust Equity Fund | Boston Trust Equity Fund Shares | USD ($)	87	271	471	1,049

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 6.19% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

ESG Integration: As part of the investment decision making process for the Fund, Boston Trust Walden Inc. (the “Adviser”) evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., increased disclosure of salient ESG risks and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers. Unlike other funds managed by the Adviser, the Fund is not subject to ESG screening criteria.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
15.69%	(20.00)%
For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 8.45%.
Average Annual Total Returns (as of December 31, 2023)
Average Annual Total Returns - Boston Trust Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Boston Trust Equity Fund Shares	17.29%	14.54%	10.85%	9.48%	Oct. 01, 2003
Boston Trust Equity Fund Shares | After Taxes on Distributions	16.85%	13.94%	10.03%	8.95%	Oct. 01, 2003
Boston Trust Equity Fund Shares | After Taxes on Distributions and Sales	10.53%	11.65%	8.72%	8.05%	Oct. 01, 2003
S&P 500® Index (reflects no deduction for fees, expenses or taxes) Two	26.29%	15.69%	12.03%	10.07%	Oct. 01, 2003

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Boston Trust Equity Fund | Risk Lose Money [Member]
You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Equity Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Equity Fund | Market Risk
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Equity Fund | Equity Risk
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Equity Fund | Small and Mid Cap Company Risk

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Equity Fund | Management Risk

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Equity Fund | ESG Integration/Active Ownership Risk

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Equity Fund | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Boston Trust Midcap Fund
Boston Trust Midcap Fund
Investment Goals
The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Midcap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Midcap Fund Boston Trust Midcap Fund Shares
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Midcap Fund Boston Trust Midcap Fund Shares
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total annual Fund operating expenses	0.98%	[1]
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include certain fees that may have been reduced or recouped by the investment adviser.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust Midcap Fund | Boston Trust Midcap Fund Shares | USD ($)	100	312	542	1,201

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 26.29% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, the Adviser defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies included in the index. As of December 31, 2023, the market capitalization range of the Russell Midcap® Index was between $352 million and $89 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., increased disclosure of salient ESG risks and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers. Unlike other funds managed by the Adviser, the Fund is not subject to ESG screening criteria.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
17.49%	(24.25)%
For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 10.46%.
Average Annual Total Returns (as of December 31, 2023)
Average Annual Total Returns - Boston Trust Midcap Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Boston Trust Midcap Fund Shares	13.05%	11.95%	9.79%	9.40%	Sep. 24, 2007
Boston Trust Midcap Fund Shares | After Taxes on Distributions	11.87%	10.94%	8.54%	8.48%	Sep. 24, 2007
Boston Trust Midcap Fund Shares | After Taxes on Distributions and Sales	8.51%	9.42%	7.71%	7.73%	Sep. 24, 2007
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) One	25.96%	15.16%	11.48%	9.32%	Sep. 24, 2007
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) Two	17.23%	12.68%	9.42%	8.64%	Sep. 24, 2007

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Boston Trust Midcap Fund | Risk Lose Money [Member]
You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Midcap Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Midcap Fund | Market Risk
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Midcap Fund | Equity Risk
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Midcap Fund | Management Risk

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Midcap Fund | ESG Integration/Active Ownership Risk

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Midcap Fund | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Boston Trust Midcap Fund | Mid Cap Company Risk

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust SMID Cap Fund
Boston Trust SMID Cap Fund
Investment Goals
The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust SMID Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust SMID Cap Fund Boston Trust SMID Cap Fund Shares
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust SMID Cap Fund Boston Trust SMID Cap Fund Shares
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total annual Fund operating expenses	0.85%
Fee Waiver and Expense Reimbursements	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%
[1]	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 0.75% of its average daily net assets through May 1, 2025 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund Shares | USD ($)	77	261	462	1,040

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 31.10% of the average value of the portfolio excluding the impact of in-kind transactions.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, the Adviser defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2023, the market capitalization range of the Russell 2500TM Index was between $17 million and $59.1 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., increased disclosure of salient ESG risks and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers. Unlike other funds managed by the Adviser, the Fund is not subject to ESG screening criteria.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
4Q2020	1Q2020
17.73%	(25.42)%
For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 11.89%.
Average Annual Total Returns (as of December 31, 2023)
Average Annual Total Returns - Boston Trust SMID Cap Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Boston Trust SMID Cap Fund Shares	13.14%	12.24%	9.28%	10.97%	Nov. 30, 2011
Boston Trust SMID Cap Fund Shares | After Taxes on Distributions	12.92%	11.52%	8.36%	10.03%	Nov. 30, 2011
Boston Trust SMID Cap Fund Shares | After Taxes on Distributions and Sales	7.93%	9.64%	7.29%	8.87%	Nov. 30, 2011
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Three	25.96%	15.16%	11.48%	13.55%	Nov. 30, 2011
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes) Four	17.42%	11.67%	8.36%	11.20%	Nov. 30, 2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Boston Trust SMID Cap Fund | Risk Lose Money [Member]
You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust SMID Cap Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust SMID Cap Fund | Market Risk
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust SMID Cap Fund | Equity Risk
Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.
Boston Trust SMID Cap Fund | Small and Mid Cap Company Risk

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust SMID Cap Fund | Management Risk

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust SMID Cap Fund | ESG Integration/Active Ownership Risk

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust SMID Cap Fund | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Boston Trust Walden Balanced Fund
Boston Trust Walden Balanced Fund
Investment Goals
The Boston Trust Walden Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Balanced Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Walden Balanced Fund Boston Trust Walden Balanced Fund Shares
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Walden Balanced Fund Boston Trust Walden Balanced Fund Shares
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total annual Fund operating expenses	0.96%	[1]
[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include certain fees that may have been reduced or recouped by the investment adviser.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust Walden Balanced Fund | Boston Trust Walden Balanced Fund Shares | USD ($)	98	306	531	1,178

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 11.76% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of stocks, bonds and money market instruments, with at least 25% of the Fund’s assets invested in each of the following categories: (i) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash and (ii) domestic and foreign equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/

services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
10.16%	(14.16)%
For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 7.86%.
Average Annual Total Returns (as of December 31, 2023)
Average Annual Total Returns - Boston Trust Walden Balanced Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Boston Trust Walden Balanced Fund Shares	12.18%	9.14%	7.47%	5.88%	Jun. 20, 1999
Boston Trust Walden Balanced Fund Shares | After Taxes on Distributions	10.23%	8.16%	6.60%	5.23%	Jun. 20, 1999
Boston Trust Walden Balanced Fund Shares | After Taxes on Distributions and Sales	8.54%	7.18%	5.91%	4.77%	Jun. 20, 1999
S&P 500® Index (reflects no deduction for fees, expenses or taxes) Three	26.29%	15.69%	12.03%	7.30%	Jun. 20, 1999
Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) Three	5.72%	1.41%	1.97%	4.10%	Jun. 20, 1999
Bloomberg U.S. Treasury Bellwethers: 3 Month (reflects no deduction for fees, expenses or taxes) Four	5.16%	1.92%	1.28%	1.88%	Jun. 20, 1999

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Boston Trust Walden Balanced Fund | Risk Lose Money [Member]
You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden Balanced Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Walden Balanced Fund | Market Risk
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden Balanced Fund | Equity Risk
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden Balanced Fund | Small and Mid Cap Company Risk

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden Balanced Fund | Interest Rate Risk

Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase. Interest rates have been rising and may continue to rise further. Consequently, the risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

Boston Trust Walden Balanced Fund | Credit Risk
Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio.
Boston Trust Walden Balanced Fund | Government Risk

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Boston Trust Walden Balanced Fund | Foreign Investment Risk

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards. The departure of a country from the European Union or other economic or trading bloc could have significant political financial consequences for global markets.

Boston Trust Walden Balanced Fund | Management Risk

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Walden Balanced Fund | ESG Integration/Active Ownership Risk

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden Balanced Fund | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Boston Trust Walden Balanced Fund | ESG Screening Criteria Risk

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgements may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden Equity Fund
Boston Trust Walden Equity Fund
Investment Goals
The Boston Trust Walden Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Walden Equity Fund Boston Trust Walden Equity Fund Shares
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Walden Equity Fund Boston Trust Walden Equity Fund Shares
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total annual Fund operating expenses	0.99%
Fee Waiver and Expense Reimbursements	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
[1]	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2025 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust Walden Equity Fund | Boston Trust Walden Equity Fund Shares | USD ($)	102	318	552	1,225

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 6.69% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns;

nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
15.94%	(20.63)
For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 9.21%.
Average Annual Total Returns (as of December 31, 2023)
Average Annual Total Returns - Boston Trust Walden Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Boston Trust Walden Equity Fund Shares	16.29%	14.03%	10.76%	7.57%	Jun. 20, 1999
Boston Trust Walden Equity Fund Shares | After Taxes on Distributions	15.47%	13.21%	9.77%	7.03%	Jun. 20, 1999
Boston Trust Walden Equity Fund Shares | After Taxes on Distributions and Sales	10.21%	11.18%	8.60%	6.36%	Jun. 20, 1999
S&P 500® Index (reflects no deduction for fees, expenses or taxes) Four	26.29%	15.69%	12.03%	7.30%	Jun. 20, 1999

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Boston Trust Walden Equity Fund | Risk Lose Money [Member]
You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden Equity Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Walden Equity Fund | Market Risk
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden Equity Fund | Equity Risk
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden Equity Fund | Small and Mid Cap Company Risk

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden Equity Fund | Management Risk

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Walden Equity Fund | ESG Integration/Active Ownership Risk

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden Equity Fund | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Boston Trust Walden Equity Fund | ESG Screening Criteria Risk

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgements may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden Midcap Fund
Boston Trust Walden Midcap Fund
Investment Goals
The Boston Trust Walden Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Midcap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Walden Midcap Fund Boston Trust Walden Midcap Fund Shares
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Walden Midcap Fund Boston Trust Walden Midcap Fund Shares
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total annual Fund operating expenses	0.98%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust Walden Midcap Fund | Boston Trust Walden Midcap Fund Shares | USD ($)	100	312	542	1,201

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 25.92% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the “Adviser”) defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies included in the index. As of December 31, 2023, the market capitalization range of the Russell Midcap® Index was between $352 million and $89 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
17.31%	(24.05)%
For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 10.92%.
Average Annual Total Returns (as of December 31, 2023)
Average Annual Total Returns - Boston Trust Walden Midcap Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Boston Trust Walden Midcap Fund Shares	13.88%	12.09%	9.73%	10.77%	Aug. 01, 2011
Boston Trust Walden Midcap Fund Shares | After Taxes on Distributions	12.58%	10.77%	8.48%	9.71%	Aug. 01, 2011
Boston Trust Walden Midcap Fund Shares | After Taxes on Distributions and Sales	9.08%	9.48%	7.69%	8.79%	Aug. 01, 2011
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Five	25.96%	15.16%	11.48%	12.88%	Aug. 01, 2011
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) Six	17.23%	12.68%	9.42%	11.13%	Aug. 01, 2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Boston Trust Walden Midcap Fund | Risk Lose Money [Member]
You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden Midcap Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Walden Midcap Fund | Market Risk
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden Midcap Fund | Equity Risk
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden Midcap Fund | Management Risk

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Walden Midcap Fund | ESG Integration/Active Ownership Risk

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden Midcap Fund | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Boston Trust Walden Midcap Fund | Mid Cap Company Risk

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden Midcap Fund | ESG Screening Criteria Risk

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgements may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden SMID Cap Fund
Boston Trust Walden SMID Cap Fund
Investment Goals
The Boston Trust Walden SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden SMID Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Walden SMID Cap Fund Boston Trust Walden SMID Cap Fund Shares
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Walden SMID Cap Fund Boston Trust Walden SMID Cap Fund Shares
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%
Total annual Fund operating expenses	1.01%
Fee Waiver and Expense Reimbursements	(0.01%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
[1]	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2025 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust Walden SMID Cap Fund | Boston Trust Walden SMID Cap Fund Shares | USD ($)	102	321	557	1,235

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 23.72% of the average value of the portfolio excluding the impact of in-kind transactions.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the “Adviser”) defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2023, the market capitalization range of the Russell 2500TM Index was between $17 million and $59.1 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; weapons systems; and fossil fuels. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
18.28%	(25.03)%
For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 13.33%.
Average Annual Total Returns (as of December 31, 2023)
Average Annual Total Returns - Boston Trust Walden SMID Cap Fund	1 Year	5 Years	10 Years	Since Inception
Boston Trust Walden SMID Cap Fund Shares	16.39%	12.22%	9.09%	11.31%
Boston Trust Walden SMID Cap Fund Shares | After Taxes on Distributions	16.24%	11.33%	8.10%	10.32%
Boston Trust Walden SMID Cap Fund Shares | After Taxes on Distributions and Sales	9.80%	9.66%	7.16%	9.17%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Seven	25.96%	15.16%	11.48%	13.56%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes) Eight	17.42%	11.67%	8.36%	11.27%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Boston Trust Walden SMID Cap Fund | Risk Lose Money [Member]
You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Walden SMID Cap Fund | Risk Not Insured Depository Institution [Member]
Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.
Boston Trust Walden SMID Cap Fund | Market Risk
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden SMID Cap Fund | Equity Risk
Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden SMID Cap Fund | Small and Mid Cap Company Risk

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden SMID Cap Fund | Management Risk

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Walden SMID Cap Fund | ESG Integration/Active Ownership Risk

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden SMID Cap Fund | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Boston Trust Walden SMID Cap Fund | ESG Screening Criteria Risk

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgements may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden Small Cap Fund
Boston Trust Walden Small Cap Fund
Investment Goals
The Boston Trust Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Walden Small Cap Fund Boston Trust Walden Small Cap Fund Shares
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Walden Small Cap Fund Boston Trust Walden Small Cap Fund Shares
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.28%
Total annual Fund operating expenses	1.03%
Fee Waiver and Expense Reimbursements	(0.03%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
[1]	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2025 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund Shares | USD ($)	102	325	566	1,257

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 23.98% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of December 31, 2023, the market capitalization range of the Russell 2000® Index was between $17 million and $59.1 billion.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration”. The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The quoted performance for the Fund reflects the performance of a collective investment fund (the “Collective Fund”) that was previously managed with full investment authority by the parent company of the Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund upon the establishment of the Fund. The performance of the Collective Fund has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance may have been adversely affected. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
4Q2020	1Q2020
26.11%	(25.98)%
For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 10.51%.
Average Annual Total Returns (as of December 31, 2023)
Average Annual Total Returns - Boston Trust Walden Small Cap Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Boston Trust Walden Small Cap Fund Shares	10.09%	12.51%	8.41%	10.66%	Dec. 31, 1994
Boston Trust Walden Small Cap Fund Shares | After Taxes on Distributions	9.87%	11.17%	6.53%	9.77%	Dec. 31, 1994
Boston Trust Walden Small Cap Fund Shares | After Taxes on Distributions and Sales	6.11%	9.76%	6.25%	9.31%	Dec. 31, 1994
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Nine	25.96%	15.16%	11.48%	10.39%	Dec. 31, 1994
Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Ten	16.93%	9.97%	7.16%	8.94%	Dec. 31, 1994

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After-tax returns for the periods prior to December 16, 2005, the time the Fund became a registered investment company, are not required to be presented.

Boston Trust Walden Small Cap Fund | Market Risk
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden Small Cap Fund | Equity Risk
Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden Small Cap Fund | Management Risk

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Boston Trust Walden Small Cap Fund | ESG Integration/Active Ownership Risk

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden Small Cap Fund | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Boston Trust Walden Small Cap Fund | ESG Screening Criteria Risk

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgements may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden Small Cap Fund | Small Cap Company Risk

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden International Equity Fund
Boston Trust Walden International Equity Fund
Investment Goals
The Boston Trust Walden International Equity Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Walden International Equity Fund Boston Trust Walden International Equity Fund Shares
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Walden International Equity Fund Boston Trust Walden International Equity Fund Shares
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total annual Fund operating expenses	0.91%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Boston Trust Walden International Equity Fund | Boston Trust Walden International Equity Fund Shares | USD ($)	93	290	504	1,120

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023 the Fund’s portfolio turnover rate was 23.46% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of large and middle capitalization companies located in developed countries. Equity securities, including ordinary shares, are also known as common stock. The Fund expects to purchase securities of companies whose market capitalization at the time of purchase are encompassed by the range of an index which is a proxy for the international developed markets. Market capitalization ranges may vary from country to country. As of December 31, 2023, the range of the MSCI World ex-USA Index (net) would encompass firms with market capitalizations from $1.2 million to $568.9 billion. “Assets” means net assets, plus the amount of borrowing or investment purposes. Shareholders will be given 60 days advance notice of any change to this policy.

ESG Integration: As part of the investment decision making process for the Fund, Boston Trust Walden Inc. (the “Adviser”) evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration”. The Adviser considers “financial materiality” as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. The integration of significant ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose which may have positive or negative environmental impact. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.bostontrustwalden.com/investment-services/mutual-funds/ or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
4Q2022	1Q2020
14.97%	(18.45)%
For the period January 1, 2024 through March 31, 2024, the aggregate (non-annualized) total return for the Fund was 10.90%.
Average Annual Total Returns (as of December 31, 2023)
Average Annual Total Returns - Boston Trust Walden International Equity Fund	1 Year	5 Years	Since Inception	Inception Date
Boston Trust Walden International Equity Fund Shares	16.19%	8.16%	5.04%	Jun. 09, 2015
Boston Trust Walden International Equity Fund Shares | After Taxes on Distributions	15.99%	7.97%	4.81%	Jun. 09, 2015
Boston Trust Walden International Equity Fund Shares | After Taxes on Distributions and Sales	10.13%	6.60%	4.08%	Jun. 09, 2015
MSCI World ex-USA Index (net) (reflects deduction for withholding taxes) One	17.94%	8.45%	4.96%	Jun. 09, 2015

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Boston Trust Walden International Equity Fund | Market Risk
Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Walden International Equity Fund | Equity Risk
Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.
Boston Trust Walden International Equity Fund | Foreign Investment Risk

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards. The departure of a country from the European Union or another economic or trading bloc could have significant political and financial consequences for global markets.

Boston Trust Walden International Equity Fund | Management Risk

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Adviser may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Boston Trust Walden International Equity Fund | ESG Integration/Active Ownership Risk

ESG Integration/Active Ownership Risk: The Adviser’s integration of ESG risks and opportunities and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous. The Adviser votes proxies in a manner it believes is consistent with the Fund’s ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Boston Trust Walden International Equity Fund | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.

Boston Trust Walden International Equity Fund | Mid Cap Company Risk

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Boston Trust Walden International Equity Fund | ESG Screening Criteria Risk

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgements may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Boston Trust Walden International Equity Fund | Currency Risk

Currency Risk: A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency and can result in a loss to the Fund.